SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
Expressed in Canadian dollars	Years ended
	December 31, 2022		December 31, 2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of the year	3,848,200	$3.68	5,978,300	$3.29
Granted	736,986	$6.24	818,500	$6.90
Exercised	(569,200)	$3.57	(2,801,600)	$3.76
Expired and forfeited	(116,356)	$6.63	(147,000)	$4.29
Outstanding, end of the year	3,899,630	$4.09	3,848,200	$3.68

Options exercisable at the end of the year	3,374,459	$3.74	2,973,100	$3.40

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Expressed in Canadian dollars
	Options Outstanding			Options Exercisable

	Number	Weighted Average	Weighted Average	Number Exercisable	Weighted Average
	Outstanding	Remaining
Price	as at	Contractual Life	Exercise	as at	Exercise
Intervals	December 31, 2022	(Number of Years)	Price	December 31, 2022	Price

$2.00 - $2.99	1,366,600	2.2	$2.14	1,366,600	$2.14
$3.00 - $3.99	1,131,900	0.9	$3.45	1,131,900	$3.45
$5.00 - $5.99	60,000	2.7	$5.60	60,000	$5.60
$6.00 - $6.99	1,341,130	3.7	$6.56	815,959	$6.67
	3,899,630	2.3	$4.09	3,374,459	$3.74

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Years ended
	December 31, 2022	December 31, 2021
Weighted-average fair value of options in CAN$	$3.17	$3.37
Risk-free interest rate	2.19%	0.66%
Expected dividend yield	0%	0%
Expected stock price volatility	67%	66%
Expected options life in years	3.80	3.85

Disclosure of performance share units plan [Table Text Block]
	Years ended
	December 31, 2022	December 31, 2021
	Number of units	Number of units

Outstanding, beginning of year	1,639,000	1,805,000
Granted	316,000	322,000
Cancelled	-	(100,000)
Settled for shares	(797,000)	(388,000)
Outstanding, end of year	1,158,000	1,639,000

Disclosure of deferred share units [Table Text Block]
Expressed in Canadian dollars	Years ended
	December 31, 2022		December 31, 2021
	Number of Units	Weighted Average Grant Price	Number of Units	Weighted Average Grant Price

Outstanding, beginning of year	1,348,765	$3.24	1,266,199	$3.00
Granted	-	-	82,566	$6.90
Redeemed	(304,561)	$3.41	-	-
Outstanding, end of year	1,044,204	$3.19	1,348,765	$3.24

Fair value at year end	1,044,204	$4.38	1,348,765	$5.35

Disclosure of share appreciation rights [Table Text Block]
	Years ended
	December 31, 2022		December 31, 2021
	Number of Units	Weighted Average Grant Price	Number of Units	Weighted Average Grant Price

Outstanding, beginning of year	113,670	$5.40	-	-
Granted	148,030	$4.62	115,930	$5.40
Exercised	(5,726)	$3.17	(2,260)	$5.34
Cancelled	(74,235)	$4.72	-	-
Outstanding, end of period	181,739	$5.12	113,670	$5.40

Exercisable at the end of the period	101,066	$5.18	40,912	$5.39

Disclosure of Diluted Earnings per Share [Table Text Block]
	Years ended
	December 31, 2022	December 31, 2021

Net earnings	$6,201	$13,955
Basic weighted average number of shares outstanding	183,009,339	167,289,732
Effect of dilutive securities:
Stock options	1,077,699	1,735,151
Equity settled deferred share units	104,596	-
Performance share units	1,158,000	1,639,000
Diluted weighted average number of share outstanding	185,349,634	170,663,883

Diluted earnings per share	$0.03	$0.08

Deferred Share Units redeemable at Director's retirement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of deferred share units [Table Text Block]
	Years ended
	December 31, 2022	December 31, 2021
	Number of units	Number of units

Outstanding, beginning of year	-	-
Granted	109,634	-
Settled for shares	(5,038)	-
Outstanding, end of year	104,596	-